Condensed Consolidated Interim Statement of Cash Flows (Unaudited) - CHF (SFr)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities
Net loss	SFr (7,306,318)	SFr (6,754,579)
Adjustments for:
Depreciation	59,444	23,636
Unrealized foreign currency exchange (gain)/loss, net	(33,129)	(318,319)
Net interest expense	366,343	170,906
Share based payments	180,808	1,044,912
Employee benefits	56,381	26,101
Transaction costs	1,138
Fair value derivative financial instruments	(450,847)	428,742
Deferred tax (gain)/loss	(47,316)	(10,642)
Total	(7,173,496)	(5,389,243)
Changes in:
Inventories	692,855	(196,415)
Other receivables	23,346	(59,446)
Prepayments	785,834	(66,403)
Trade and other payables	(419,075)	714,292
Accrued expenses	506,806	78,646
Net cash used in operating activities	(5,583,730)	(4,918,569)
Cash flows from investing activities
Purchase of intangibles	(1,533,568)	(1,988,907)
Net cash used in investing activities	(1,533,568)	(1,988,907)
Cash flows from financing activities
Proceeds from equity issuance and public offering	1,618,374	3,894,739
Proceeds from loan	4,988,626
Repayment of loan		(50,000)
Repayment of lease liability	(56,682)
Interest paid	(8,413)	(13)
Net cash from financing activities	6,541,905	3,844,726
Net increase/(decrease) in cash and cash equivalents	(575,393)	(3,062,750)
Cash and cash equivalents at beginning of the period	984,191	11,258,870
Net effect of currency translation on cash	(36,151)	270,878
Cash and cash equivalents at end of the period	SFr 372,647	SFr 8,466,998